RECENT ACQUISITION (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recent Acquisition [Abstract]
Fair value of equity issued under merger agreement		$ 0	$ 0	$ 64,536
Non-interest expense amount		0	0	3,465
TCSB Bancorp, Inc. [Member]
Recent Acquisition [Abstract]
Equity interest issued to each holder of common stock under merger agreement (in shares)	1.1166
Total value of common stock and cash paid in lieu of fractional shares	$ 5
Equity issued under merger agreement (in shares)	2,710,000
Options issued under merger agreement (in shares)	190,000
Fair value of equity issued under merger agreement	$ 64,500
Non-interest expense amount		$ 0	$ 0	$ 3,500